ACQUISITION OF BUSINESSES - Scientific Games, LLC (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Revenues		$ 14,626	$ 11,235	$ 28,098	$ 21,064
Net loss		(294)	29	(313)	(1,738)
Business services
Disclosure of detailed information about business combination [line items]
Revenues		9,145	7,679	17,419	13,581
Industrials
Disclosure of detailed information about business combination [line items]
Revenues		$ 3,679	$ 2,551	7,349	$ 5,367
Scientific Games LLC | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	36.00%
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 1,100
Acquisition-related costs	$ 16
Scientific Games LLC | Business services | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 5,800
Scientific Games LLC | Industrials
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	4,100
Cash and cash equivalents	61
Inventory, net	169
Net other assets recognised as of acquisition date	593
Deferred tax liabilities recognised as of acquisition date	234
Revenues				260
Net loss				29
Scientific Games LLC | Industrials | Pro forma
Disclosure of detailed information about business combination [line items]
Revenues				518
Net loss				$ 27
Scientific Games LLC | Industrials | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Equity from the partnership	2,500
Debt raised incurred	3,300
Contingent consideration related to future performance	29
Non-controlling interest in acquiree recognised at acquisition date	$ 1,600